Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BMO 2026-C14 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-C14
Amount Registered | shares	551,098,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 551,098,000
Amount of Registration Fee	$ 76,106.63
Offering Note

(1)       This is the final prospectus for the BMO 2026-C14 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-C14 offering.

(2)       Estimated solely for the purpose of calculating the registration fee.

(3)       Payment of this registration fee was made on January 21, 2026 in connection with the filing of the preliminary prospectus (accession number: 0001539497-26-000105) pursuant to Rule 424(h) under the Securities Act of 1933.